Earnings Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Anti-dilutive shares	4,530,000	4,530,000	4,530,000	4,530,000